Government grants	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Government grants
6. Government grants

	Year Ended December 31,
	2020	2019	2018
	(in thousands)
Norway—SkatteFunn	$506	$568	$614
UK—R&D relief grant for SME	1,795	—	—
Total	$2,301	$568	$614

The Norwegian SkatteFunn support for research and development is delivered through the tax administration. The scheme is a direct, cash grant to pre-approved
research and development projects, subject to approved annual or completion reports to the Research Council of Norway, as well as audited confirmation of costs. The recognized amount in 2020 represents IDEX’s claim based on the cost of the approved project applications. The 2019 grant was received in 2020.
The UK R&D grant for small and
medium-sized
enterprises is also a grant scheme that is administered through the tax system. IDEX has in 2020 claimed research and development grants in the UK relating to 2017, 2018 and 2019, and accrued the expected grant for 2020. The 2017-2019 grants were received in 2020.